Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Accumulated deficit	$ (48,885,896)	$ (38,642,500)
Allowance for doubtful accounts	5,456	23,219
Impairment expense	1,721,760	1,725,009
Insurance		250,000
Depreciation expense	6,022	2,782
Bad debt expense		$ 114,829
Minimum [Member]
Property and equipment useful lives	P3Y
Maximum [Member]
Property and equipment useful lives	P5Y